Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended	149 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)	$ (264,899)	$ (349,760)	$ (867,252)	$ 20,616,114
Adjustments to reconcile net Income to net cash
Preferred Stock issued as compensation			5,876
Common Stock issued for Compensation			3,036
Increase (Decrease) in Interest expense attributable to amortization of Discount			28,998
Common Stock issued for Expenses			145,500
Increase (Decrease) in Accounts Payable			(5)
(Increase) Decrease in Accounts Receivable			(94,874)
Increase (Decrease) in accrued Expenses			19,946
(Increase) Decrease in Prepaid Expenses			5,200
Increase(Decrease) in Contributed Capital			0
Increase ( Decrease) in Derivative Expense			(2,726)
Increase ( Decrease) in Unearned Income			(141,687)
(Gain)Loss on forgiveness of Debt			0
Unrealized Loss(Gain) on Investment Securities			204,847
Net Cash Provided by (Used in) Operating Activities			(693,141)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (Decrease)in Convertible Notes Payable			(10,000)
Increase (Decrease)in Notes Payable			19,133
Increase ( Decrease) in Common Stock issued for cash			563,686
Net Cash Provided by (Used in) Financing Activities			572,819
Net Increase (Decrease) in Cash			(120,322)
Cash at Beginning of Period		$ 121,037	121,037
Cash at End of Period	$ 715		715	$ 715
Supplemental Disclosure of Noncash investing and financing activities:
Cash Paid for Interest			$ 17,500